Stockholders' Equity / Members' Deficit and Noncontrolling Interests - Redeemable Noncontrolling Interest Narrative (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 27, 2023	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2022
Noncontrolling Interest [Line Items]
Redeemable noncontrolling interest	$ (35,525)	$ 306,062	$ 135,033	$ 306,062	$ 135,033	$ 159,514	$ (35,525)	$ (42,431)	$ 155,122	$ 192,024	$ 108,982	$ 135,140	$ 0
Redemption period								1 year
Net loss attributable to redeemable noncontrolling interest	$ (1,080)	$ 15,766	$ 18,515	$ 45,387	$ 60,715	$ 73,384	$ (1,080)	$ 0
flyExclusive, Inc. | Existing Equityholders
Noncontrolling Interest [Line Items]
Common units (in shares)								59,930,000
flyExclusive, Inc. | Existing Equityholders
Noncontrolling Interest [Line Items]
Common units (in shares)								59,930,000
LGM Enterprises, LLC
Noncontrolling Interest [Line Items]
Company Ownership	22.00%	25.00%		25.00%		23.00%	22.00%